OTHER (GAINS) AND LOSSES (Tables)	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Schedule of other gains and losses

	2021	2020
Impairment of non-financial assets	$103.5	$—
Net gain on foreign currency exchange differences	(17.2)	(41.6)
Impairment of goodwill (Note 29)	—	37.5
Other	5.4	(12.7)
Other (gains) and losses	$91.7	$(16.8)